Inventories and contracts in progress (Tables)	12 Months Ended
Dec. 31, 2025
Inventories and contracts in progress
Schedule of inventories and contracts in progress

	As of December 31,
in 000€	2025	2024	2023
Raw materials	6,776	9,007	9,061
Work in progress	4,364	4,237	4,070
Finished goods	3,764	3,158	3,266
Contracts in progress	—	590	637
Total inventories and contracts in progress	14,904	16,992	17,034